Loan commitments and financial guarantees contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Loan commitments and financial guarantee contracts	$ 603,759	$ 564,898
Documentary letters of credit
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Loan commitments and financial guarantee contracts	214,230	216,782
Stand-by letters of credit and guarantees - commercial risk
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Loan commitments and financial guarantee contracts	268,196	210,497
Credit commitments
Disclosure of loans commitments and financial guarantees contracts [Line Items]
Loan commitments and financial guarantee contracts	$ 121,333	$ 137,619